Trade and other payables, deposits received and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2024
Trade And Other Payables Deposits Received And Accrued Expenses [Abstract]
Summary of trade and other payables, deposits received and accrued expenses

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Trade payables	16,962	20,713

Government grants received with conditions*	176,426	184,542
Accrued payroll and social insurance	55,818	96,593
Payables for professional services	4,470	27,134
Taxes payable and others	34,592	89,486

Total other payables, deposits received and accrued expenses	271,306	397,755

Trade and other payables, deposits received and accrued expenses measured at amorti z ed cost	288,268	418,468

*	The current portion of government grants received with conditions mainly represent the grants received with certain requirements of operation performance and tax contribution in a specified region.

Summary of aging analysis of trade payable for reporting period	The aging analysis of trade payables based on the invoice date, is as follows:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Within 1 year	16,962	20,713